Employee Benefit Plans (Benefit Obligations) (Details)	Dec. 31, 2012	Dec. 31, 2011
Pension Benefits [Member]
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost Other Postretirement Pension Plans
Discount rate	4.00%	4.75%
Rate of increase in compensation levels	3.75%	3.75%
Other Postretirement Benefits [Member]
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost Other Postretirement Pension Plans
Discount rate	3.50%	4.50%